Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2016
Registrant Name	dei_EntityRegistrantName	VIRTUS ALTERNATIVE SOLUTIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001589756
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	VAST
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2017
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Virtus Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Credit Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of total return
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below illustrate all fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 48 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 88 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year, as annualized.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes an investment of  $10,000 in the fund for the time periods indicated. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities the subadviser believes to offer "credit opportunities." Such securities will include bonds and other types of credit instruments as described below. The fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade. Securities rated “Ba” or below by Moody’s Investors Service, Inc. (“Moody’s”) or “BB” or below by Standard and Poor’s Ratings Services (“S&P”) and Fitch Ratings (“Fitch”) are considered below investment grade, also known as “high-yield/high-risk” securities and commonly referred to as “junk bonds.” The fund seeks investments believed by the subadviser to be best suited to the current investment environment and market outlook. The fund primarily invests in a combination of performing, stressed, and distressed securities including:
•
  Unsecured debt obligations, including high-yield/high-risk obligations;
•
  Secured bank loans (including those that, at the time of investment, could be considered junk securities as described above);
•
  Second lien or other subordinated or unsecured adjustable, variable or floating rate and fixed rate loans or debt, including convertible bonds (including those that, at the time of investment, could be considered junk securities as described above);
•
  Structured products, including collateralized debt and loan obligations (collectively, “structured products”) that provide long or short exposure to other credit obligations;
•
  Swaps and other derivative instruments (including credit default, total return, index and interest rate swaps), options (including options on swaps, futures contracts and foreign currencies), forward contracts and futures contracts;
•
  Foreign currencies and foreign currency derivatives (including foreign currency related swaps, futures contracts and forward contracts) acquired for the purpose of hedging the currency risk arising from the credit obligations in the fund’s portfolio;
•
  Short-term debt securities such as U.S. government securities, commercial paper and other money market instruments and cash equivalents (including shares of money market funds)
The fund may invest in all or some of these types of securities. The fund is non-diversified, as it focuses on a relatively small number of issuers. The fund may invest without limitation in distressed securities or other debt that is in default or whose issuers are in bankruptcy. The fund may invest in both domestic and foreign securities, including securities in emerging markets, and may invest in securities of any maturity. Certain securities in which the fund will invest, including collateralized debt and loan obligations, will be subject to the limitations applicable to illiquid securities (generally 15%). With respect to credit default swaps, in addition to purchasing such securities, the fund may also write them.
The fund may hold significant positions in equity securities, including common and preferred stocks and convertible securities, including contingent convertible securities, or other assets that the fund receives as part of a reorganization process, and may hold those assets until such time as the subadviser believes that a disposition is most advantageous. Such assets will be considered “credit opportunities” for purposes of the fund’s requirement to invest 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities the subadviser believes offer credit opportunities. The fund may also purchase significant positions in equity securities, including common and preferred stocks and convertible securities, that were not received as part of a reorganization process, in order to potentially modify the fund’s exposure solely to credit obligations. Such assets will not be considered “credit opportunities” for purposes of this requirement. The fund's policy of investing 80% of its assets in credit opportunities may be changed only upon 60 days' written notice to shareholders.
The fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The fund may borrow for investment purposes, to meet redemption requests, and for temporary, extraordinary or emergency purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund's investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund's transaction costs. The principal risks of investing in the fund are:

>     Contingent Convertible Securities Risk.  The risk that the financial strength of the issuer of a contingent convertible security held by the fund will decline in a prescribed way or regulatory actions trigger a conversion event, causing the value of the fund's investment in the security to decrease, perhaps significantly.

>     Convertible Securities Risk.  The risk that a convertible security held by the fund will be called for redemption at a time and/or price unfavorable to the fund.

>     Counterparty Risk.  The risk that a party upon whom the fund relies to consummate a transaction will default.

>     Credit Risk.   The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline.

>     Derivatives Risk.  The risk that the fund will incur a loss greater than the fund's investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

>     Emerging Market Investing Risk.  The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>     Equity Securities Risk.  The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund's shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

>     Foreign Currency Transactions Risk.  The risk that the fund's transactions with respect to foreign currency are not successful or have the effect of limiting gains from favorable market movements.

>     Foreign Investing Risk.  The risk that the prices of foreign securities in the fund's portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

>     High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk.  The risk that the issuers of high-yield/high-risk securities in the fund's portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

>     Insolvency and Bankruptcy Risk.  The risk that the issuers of certain securities in which the fund invests, including debt obligations that are in default, will fail to repay their obligations to the fund, in whole or in part, or that the fund will be adversely affected by the bankruptcy of such issuers.

>     Interest Rate Risk.  The risk that when interest rates rise, the values of the fund's debt securities, especially those with longer maturities, will fall.

>     Leverage Risk.  The risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

>     Loan Risk.  The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

>     Long-Term Maturities/Durations Risk.  The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.

>     Market Volatility Risk.  The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods.

>     Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

>     Preferred Stock Risk.  The risk that a preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

>     Short-Term Investments Risk.  The risk that the fund's short-term investments will not provide the liquidity or protection intended or will prevent the fund from experiencing positive movements in the fund's principal investment strategies.

>     Structured Products Risk.  The risk that, in addition to the general risks associated with investing in debt securities, the fund's exposure to certain risks -- such as counterparty risk, liquidity risk and market volatility risk -- will be different or greater as a result of investing through structured products.

>     U.S. Government Securities Risk.  The risk that U.S. Government securities in the fund's portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk.  The risk that the fund will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

Performance for Class T Shares is not shown here as Class T Shares were not available prior to the date of this prospectus.

The bar chart shows the fund’s performance for its first full year of operations. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a composite benchmark that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3/2016:	2.98%	Worst Quarter:	Q1/2016:	-0.10%	Year to Date (3/31/17):	2.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/16)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The composite index consists of 50% Bloomberg Barclays U.S. High-Yield Bond Index (an index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations, calculated on a total return basis) and 50% Credit Suisse Leveraged Loan Index (an index designed to mirror the investable universe of the U.S. dollar denominated leveraged loan market, calculated on a total return basis).The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The Bloomberg Barclays U.S. Aggregate Bond Index is calculated on a total return basis. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Credit Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCOAX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1],[2]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
1 Year	rr_ExpenseExampleYear01	512
3 Years	rr_ExpenseExampleYear03	917
5 Years	rr_ExpenseExampleYear05	1,347
10 Years	rr_ExpenseExampleYear10	2,541
1 Year	rr_ExpenseExampleNoRedemptionYear01	512
3 Years	rr_ExpenseExampleNoRedemptionYear03	917
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,347
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,541
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	0.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
Virtus Credit Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCOCX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.72%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.15%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 318
3 Years	rr_ExpenseExampleYear03	790
5 Years	rr_ExpenseExampleYear05	1,389
10 Years	rr_ExpenseExampleYear10	3,010
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	790
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,389
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,010
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
Virtus Credit Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCOIX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.81%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	880
10 Years	rr_ExpenseExampleYear10	1,983
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	486
5 Years	rr_ExpenseExampleNoRedemptionYear05	880
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,983
2016	rr_AnnualReturn2016	6.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.10%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
Virtus Credit Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRCOX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.12%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	864
10 Years	rr_ExpenseExampleYear10	1,950
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	477
5 Years	rr_ExpenseExampleNoRedemptionYear05	864
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,950
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
Virtus Credit Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCTOX
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.81%	[4]
Dividend and Interest Expense on Short Sales	rr_Component1OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[1],[2]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
1 Year	rr_ExpenseExampleYear01	389
3 Years	rr_ExpenseExampleYear03	799
5 Years	rr_ExpenseExampleYear05	1,234
10 Years	rr_ExpenseExampleYear10	2,444
1 Year	rr_ExpenseExampleNoRedemptionYear01	389
3 Years	rr_ExpenseExampleNoRedemptionYear03	799
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,234
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,444
Virtus Credit Opportunities Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
Virtus Credit Opportunities Fund | After Taxes on Distributions and Sales | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
Virtus Credit Opportunities Fund | 50% Bloomberg Barclays U.S. High-Yield Bond Index/50%Credit Suisse Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	50% Bloomberg Barclays U.S. High-Yield Bond Index/50%Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015
Virtus Credit Opportunities Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2015

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, including dividend and interest expenses, leverage expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.35% for Class A Shares, 2.10% for Class C Shares, 1.10% for Class I Shares, 1.07% for Class R6 Shares and 1.35% for Class T Shares through April 30, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.
[3]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
[4]	Estimated for current fiscal year, as annualized.